Document and Entity Information	6 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	FUNCTION (X) INC.
Entity Central Index Key	0000725876
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Amendment Description	This amendment is being filed to comply with regulations.